NOTE 7 - SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION: Schedule of Financial Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details
Interest income	$ 109	$ 117	$ 100
Expenses from revaluation of deposits	0	0	0
Financial Income	$ 109	$ 117	$ 100